Segment Information - Summary of Sales to Individual Customers Exceeding 10% of Revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure Of Geographical Areas [Line Items]
Operating revenue	$ 62,324	$ 2,036	$ 49,635	$ 41,674
Customer A
Disclosure Of Geographical Areas [Line Items]
Operating revenue	40,765	1,332	40,385	34,357
Customer B
Disclosure Of Geographical Areas [Line Items]
Operating revenue	11,335	370	$ 9,250	6,214
Customer F
Disclosure Of Geographical Areas [Line Items]
Operating revenue	$ 10,224	$ 334		$ 1,003